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                                                As filed with the Securities and Exchange Commission on August 28, 2007
                                                                                           Registration Nos. 333-128910

-----------------------------------------------------------------------------------------------------------------------
                                                                                                              811-07772
                                          SECURITIES AND EXCHANGE COMMISSION
                                                WASHINGTON, D.C. 20549
-----------------------------------------------------------------------------------------------------------------------
                                                       FORM N-4

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         |_|
                                             Pre-Effective Amendment No.                                        |_|
                                         Post-Effective Amendment No.    6                                      |X|
                                                                      -------
                                                         and
                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                           |_|
                                                     ACT OF 1940
                                                 Amendment No.   72                                             |X|
                                                               ------

                                       MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                              (Exact Name of Registrant)

                                        MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                                  (Name of Depositor)

                                       One Midland Plaza, Sioux Falls, SD 57193
                                 (Address of Depositor's Principal Executive Offices)

                                  Depositor's Telephone Number, including Area Code:
                                                    (605) 335-5700

Name and Address of Agent for Service:                                   Copy to:

Stephen P. Horvat, Jr.                                                   Frederick R. Bellamy, Esq.
Senior Vice President, Secretary and Chief Legal Officer                 Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                  1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                  Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

                                     Approximate Date of Proposed Public Offering:
                    As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
    |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
    |X|      On   September 4, 2007_ pursuant to paragraph (b) of Rule 485
    |_|      60 days after filing pursuant to paragraph (a) of Rule 485
    |_|      On                       pursuant to paragraph (a) of Rule 485
   If appropriate check the following box:

|X|This post-effective amendment designates a new effective date for a previously filed post-effective amendment __#5______
filed _June 29, 2007__.
                                                  -------------------

                                         Title of securities being registered:
                                                Vector Variable Annuity
                                Individual Flexible Premium Variable Annuity Contracts.


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This filing is made solely to delay the effective date of Post-Effective
Amendment No. 5. Parts A, B, and C of Post-Effective Amendment No. 5 to this registration statement are incorporated herein by reference.


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                                                       SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness of this
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 28th day of August, 2007.

                                                                    MIDLAND NATIONAL LIFE
                                                                        SEPARATE ACCOUNT C (REGISTRANT)

     Attest:  /s/                                           By:   /s/   *
             -----------------------------------------------     -----------------------------------------------
                                                                         Michael M. Masterson
                                                                         Chairman of the Board

                                                            By:  MIDLAND NATIONAL LIFE
                                                                      INSURANCE COMPANY (DEPOSITOR)

     Attest:  /s/                                           By:   /s/   *
             -----------------------------------------------     -----------------------------------------------
                                                                         Michael M. Masterson
                                                                         Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

              Signatures                                                  Title

/s/  *                                       Chairman of the Board of Directors,
---------------------------------------------  Director, Chief Executive Officer
      MICHAEL M. MASTERSON                       (Principal Executive Officer)


/s/  *                                        Senior Vice President
----------------------------------------------
      THOMAS M. MEYER                         Chief Financial Officer (Principal Financial Officer)

/s/  *                                        Senior Vice President, Director
----------------------------------------------
      JOHN J. CRAIG, II

/s/  *                                        Director, President and Chief Operating Officer
----------------------------------------------
      STEVEN C. PALMITIER

/s/  *                                        Director, Senior Vice President,
----------------------------------------------   Corporate Actuary
      DONALD J. IVERSON

/s/  *                                        Senior Vice President -  Legal
----------------------------------------------
      STEPHEN P. HORVAT, JR.

/s/  *                                        Director, President of Sammons Enterprises, Inc.
----------------------------------------------
      ROBERT W. KORBA

/s/  *                                        Director
----------------------------------------------
      DAVID E. SAMS


*By:  _/s/______________________________________                Date:     August 28, 2007
------------------------------------------------                         ------------------------------
                  Therese M. Kirchhoff
                    Attorney-in-Fact
                   Pursuant to Power of Attorney

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